Business Combinations - Additional Information (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Nov. 01, 2023	Aug. 01, 2023	Jan. 01, 2023	Dec. 31, 2022	Apr. 07, 2021
Disclosure of detailed information about business combination [line items]
Business combination cash transferred		€ 18,547,000
Deferred and contingent consideration € '000s		2,714,000
Financial assets, at fair value	€ 581,780,000	485,302,000
Deferred tax liability (asset)	36,738,000	32,019,000				€ 14,587,000
Goodwill acquisition as of recognized as of acquisition date	88,175,000
Digital Gaming Corporation Limited
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights (in percent)				75.00%			100.00%
Business combination cash transferred		11,703,000			€ 11,700,000
Percentage of remaining voting equity interests acquired				0.25
Deferred and contingent consideration € '000s		0
Deferred tax liability (asset)					16,900,000
Deductible temporary differences for which no deferred tax asset is recognised					4,600,000
Goodwill acquisition as of recognized as of acquisition date					€ 78,872,000
SportCC ApS
Disclosure of detailed information about business combination [line items]
Business combination cash transferred		6,844,000		€ 6,800,000
Percentage of remaining voting equity interests acquired				0.25
Deferred and contingent consideration € '000s		629,000		€ 600,000
Financial assets, at fair value	€ 2,200,000	2,100,000		2,100,000
Goodwill acquisition as of recognized as of acquisition date				9,303,000
Goodwill expected to be deductible for tax purposes				€ 0
15 Marketing Limited
Disclosure of detailed information about business combination [line items]
Business combination acquisition of voting rights (in percent)			100.00%
Business combination cash transferred		0
Deferred and contingent consideration € '000s		€ 2,085,000	€ 2,100,000
Goodwill acquisition as of recognized as of acquisition date			€ 0